OMB Number: 3235-0570

Expires: August 31, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22500

                A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                         Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                         Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q MULTI-STRATEGY FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2017 to September 30, 2017

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Multi-Strategy Fund

A&Q MULTI-STRATEGY FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2017 to September 30, 2017

A&Q Multi-Strategy Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2017

ASSETS

Investments in Investment Funds, at fair value (cost $474,713,670)	$596,480,939
Cash	6,682,159
Receivable from Investment Funds	16,919,504
Other assets	108,158

Total Assets	620,190,760

LIABILITIES

Shareholders’ redemptions payable	22,466,418
Subscriptions received in advance	1,620,000
Management Fee payable	1,542,743
Incentive Fee payable	717,507
Professional fees payable	283,210
Administration fee payable	207,903
Tax compliance fees payable	87,500
Officer’s and Trustees’ fees payable	27,375
Custody fee payable	855
Other liabilities	130,779

Total Liabilities	27,084,290

Net Assets	$593,106,470

NET ASSETS

Represented by:
Paid in capital	$558,650,656
Accumulated net realized gain/(loss) from investments in Investment Funds	(57,537,870)
Accumulated net investment loss	(29,773,585)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	121,767,269

Net Assets	$593,106,470

Net asset value per Share (based on 556,561.792 Shares outstanding)	$1,065.66

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statement of Operations

(Unaudited)

Period from April 1, 2017 to September 30, 2017

EXPENSES

Management Fee	$4,671,773
Incentive Fee	976,728
Professional fees	468,342
Administration fee	249,178
Loan interest	240,301
Commitment Fee	195,178
Officer’s and Trustees’ fees	89,802
Tax compliance fees	75,000
Custody fee	4,590
Printing, insurance and other expenses	198,600

Total Expenses	7,169,492

Net Investment Loss	(7,169,492)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	11,778,741
Net change in unrealized appreciation/depreciation on investments in Investment Funds	13,948,575

Net Realized and Unrealized Gain/(Loss) from Investments	25,727,316

Net Increase in Net Assets Derived from Operations	$18,557,824

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statements of Changes in Net Assets

Year Ended March 31, 2017 and Period from April 1, 2017 to September 30, 2017 (Unaudited)

Net Assets at April 1, 2016	$708,921,637

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(14,953,186)
Net realized gain/(loss) from investments in Investment Funds and other securities	25,120,832
Net change in unrealized appreciation/depreciation on investments in Investment Funds	38,350,751

Net Increase in Net Assets Derived from Operations	48,518,397

DISTRIBUTIONS TO SHAREHOLDERS (See Note 2e)	(8,902,913)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 35,988.260 Shares	35,789,813
Reinvestment of distributions of 7,698.649 Shares	7,774,376
Repurchase of 170,280.472 Shares	(172,035,551)

Net Decrease in Net Assets Derived from Capital Transactions	(128,471,362)

Net Assets at March 31, 2017	$620,065,759

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(7,169,492)
Net realized gain/(loss) from investments in Investment Funds	11,778,741
Net change in unrealized appreciation/depreciation on investments in Investment Funds	13,948,575

Net Increase in Net Assets Derived from Operations	18,557,824

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 14,334.431 Shares	15,013,478
Shareholders’ redemptions of 57,614.271 Shares	(60,530,591)

Net Decrease in Net Assets Derived from Capital Transactions	(45,517,113)

Net Assets at September 30, 2017	$593,106,470

Accumulated net investment loss - March 31, 2017	$(53,123,452)

Accumulated net investment loss - September 30, 2017	$(29,773,585)

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Statement of Cash Flows

(Unaudited)

Period from April 1, 2017 to September 30, 2017

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$18,557,824
Adjustments to reconcile net increase in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(49,000,000)
Proceeds from disposition of investments in Investment Funds	114,868,200
Net realized (gain)/loss from investments in Investment Funds	(11,778,741)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(13,948,575)
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	10,000,000
Receivable from Investment Funds	24,395,154
Other assets	(108,158)
Increase (decrease) in liabilities:
Administration fee payable	102,565
Incentive Fee payable	(72,098)
Loan interest payable	(71,547)
Management Fee payable	(37,195)
Officer’s and Trustees’ fees payable	27,375
Professional fees payable	173,319
Tax compliance fees payable	12,500
Other liabilities	(55,042)
Net cash provided by operating activities	93,065,581

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	15,675,778
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(70,210,350)
Proceeds from loan	24,000,000
Principal payment on loan	(61,500,000)
Net cash used in financing activities	(92,034,572)

Net increase in cash	1,031,009
Cash-beginning of period	5,651,150
Cash-end of period	$6,682,159

Supplemental disclosure of cash flow information:
Interest paid	$311,848

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from
	April 1, 2017 to
	September 30,
	2017	Years Ended March 31,
	(Unaudited)	2017	2016	2015	2014	2013
Per Share operating performance
Net asset value per Share, beginning	$1,033.72	$975.89	$1,066.69	$1,056.52	$1,014.21	$955.33
Gain/(Loss) from investment operations:
Net investment loss [a]	(12.31)	(21.93)	(19.99)	(23.50)	(25.32)	(24.09)
Net realized and unrealized gain (loss) from investments	44.25	92.75	(8.73)	71.59	103.44	85.80

Total gain/(loss) from investment operations	31.94	70.82	(28.72)	48.09	78.12	61.71

Distributions to shareholders	0.00	(12.99)	(62.08)	(37.92)	(35.81)	(2.83)

Net asset value per Share, ending	$1,065.66	$1,033.72	$975.89	$1,066.69	$1,056.52	$1,014.21

Ratio/Supplemental Data:
Ratio of net investment loss to average net assets [b,c]	(2.15%) [d]	(2.14%)	(1.90%)	(2.20%)	(2.41%)	(2.46%)
Ratio of total expenses to average net assets after Incentive Fee [b,c,e]	2.15% [d]	2.15%	1.92%	2.20%	2.41%	2.46%
Portfolio turnover rate	7.98%	26.40%	37.03%	24.22%	73.85%	43.11%
Total return after Incentive Fee [f,g]	3.09%	7.29%	(2.85%)	4.64%	7.76%	6.47%
Net assets	$593,106,470	$620,065,759	$708,921,637	$702,474,786	$560,873,827	$341,797,718

a	Calculated based on the average Shares outstanding during the period.

b	Ratios to average net assets are calculated based on the average net assets for the period.

c	Ratios of net investment loss and total expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

d	Annualized, except for Incentive Fee where applicable.

e

The ratios of total expenses to average net assets before Incentive Fee were 1.99%, 1.94%, 1.92%, 1.94%, 2.01%, and 2.15% for the period from April 1, 2017 to September 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013, respectively. For the period from April 1, 2017 to September 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014 and 2013, there were no reimbursements of expenses.

f

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges. Total return for periods less than a full year are not annualized.

g

The total returns before Incentive Fee were 3.25%, 7.52%, (2.84)%, 4.89%, 8.18% and 6.77% for the period from April 1, 2017 to September 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Notes to Financial Statements

(Unaudited)

September 30, 2017

1.	Organization

A&Q Multi-Strategy Fund (the “Fund”) was formed as a statutory trust under the laws of Delaware on February 7, 2011 and commenced operations on March 29, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is commonly referred to as a “fund of funds”. Its investment objective is to seek to consistently realize risk-adjusted appreciation principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”). The Fund seeks to achieve its investment objective primarily through the identification, selection and monitoring of Investment Managers and Investment Funds that UBS Hedge Fund Solutions (as defined below) believes will produce attractive returns over time. By diversifying the approach by which the Fund’s assets are invested, the Fund seeks to achieve performance results that are less volatile in both rising and falling markets than investments made in accordance with a single approach.

Subject to the provisions of the Fund’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration”), and the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Trustees (the “Board,” with an individual member referred to as a “Trustee”). The Trustees shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out their duties under the Declaration. Each Trustee shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a Delaware corporation, and each Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a closed-end management investment company registered under the 1940 Act and organized as a Delaware corporation who is not an “interested person” of such company. The Trustees may perform such acts as they, in their sole discretion, determine to be proper for conducting the business of the Fund. No Trustee shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Trustee’s authority as delegated by the Board. The Board may delegate (as may be permitted by the Declaration, the Fund’s By-Laws and the Delaware Statutory Trust Act) the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions” or the “Adviser”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

1.	Organization (continued)

The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Shares of beneficial interest (“Shares”) may be purchased as of the first business day of each month at the Fund’s then current net asset value (“NAV”) per Share. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter. During the six month period ended September 30, 2017, 57,614.271 Shares were repurchased.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2017.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2017. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the credit/income strategy (total fair value of $110,877,370) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of September 30, 2017, the Investment Funds in the credit/income strategy had $83,147,895 representing 75% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $23,462,214, representing 21% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 3 months at September 30, 2017.

The Investment Funds in the equity hedged strategy (total fair value of $125,322,711) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2017, the Investment Funds in the equity hedged strategy had $73,619,717, representing 59% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $20,227,567, representing 16% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 4 months at September 30, 2017.

The Investment Funds in the multi-strategy strategy (total fair value of $96,905,989) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of September 30, 2017, the Investment Funds in the multi-strategy strategy had $96,905,989, representing 100% of the value of the investments in this category, subject to investor level gates.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The other category (total fair value of $4,753) contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of September 30, 2017, no Investment Fund in the other strategy was subject to an investor level gate or lock-up. The investment in this category is held in a side pocket; therefore, redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy (total fair value of $157,339,432), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2017, the Investment Funds in the relative value strategy had $99,463,140, representing 63% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $40,808,493, representing 26% of the value of the investments in this category, that cannot be redeemed in full because the investments include a restriction that does not allow for redemptions in the first 12 - 24 months after acquisition. The remaining restriction period for these investments ranges from 6 - 22 months at September 30, 2017.

The Investment Funds in the trading strategy (total fair value of $106,030,684) are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of September 30, 2017, the Investment Funds in the trading strategy had $48,478,550, representing 46% of the value of the investments in this category, subject to investor level gates.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $596,480,939. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, can be found in the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2017.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances at September 30, 2017.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

years since inception are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2017, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized loss from investments and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2017. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments which do not affect net assets or NAV per Share values.

Accumulated Net	Accumulated Net
Investment Loss	Realized Loss	Paid in Capital
$30,519,359	$(30,519,295)	$(64)

The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2017 was $8,902,913 of ordinary income. The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2016 was $36,091,163 of ordinary income and $6,585,778 of long-term capital gains.

The tax basis of distributable earnings as of September 30, 2017 (the Fund’s most recent tax year) shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

			Net Unrealized
Undistributed	Capital Loss	Qualified Late Year	Appreciation/
Ordinary Income	Carryforward	Loss Deferrals*	(Depreciation)
$ -	$(3,544,101)	$(744,625)	$38,744,540

* Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended September 30, 2017, the Fund incurred a late year ordinary loss of $744,625 which it will elect to defer to the tax year ended September 30, 2018.

At September 30, 2017, the Fund had a capital loss carryforward of $3,544,101. The capital loss carryforward is available to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments at September 30, 2017 is $557,736,399. Investment net tax basis unrealized appreciation was $38,744,540 consisting of $40,785,791 unrealized appreciation and $2,041,251 unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2017, relates to cumulative differences between tax and GAAP financial statement reporting requirements on the portfolio investments.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.50% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee (as described below) accruals if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

3.	Related Party Transactions (continued)

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears. A portion of the Management Fee and Incentive Fee (as defined below) is paid by UBS Hedge Fund Solutions to its affiliates.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. The Incentive Fee for the six month period ended September 30, 2017 and year ended March 31, 2017 was $976,728 and $1,463,993, respectively.

The Incentive Fee is in addition to the incentive fees or allocations charged by unregistered Investment Funds (generally approximating 20% of net profits).

The Adviser voluntarily entered into an expense limitation agreement with the Fund for a three-year term that expired, by its terms, on February 28, 2014 (the “Limitation Period”) to limit the amount of Specified Expenses (as described below) borne by the Fund during the Limitation Period to an amount not to exceed 1.5% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” was defined to include all expenses incurred in the business of the Fund, provided that the following expenses were excluded from the definition of Specified Expenses: (i) the Management Fee, (ii) the Incentive Fee, (iii) fees of the Investment Funds in which the Fund invests, (iv) interest payments and (v) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for any month exceeded the Expense Cap, the Adviser reimbursed the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser paid or bore Specified Expenses, it was permitted to receive reimbursement for any expense amounts previously paid or borne by it, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurred after the termination of the Limitation Period, provided that the Specified Expenses had fallen to a level below the Expense Cap and the reimbursement amount did not raise the level of Specified Expenses in the month the reimbursement was made to a level that exceeded the Expense Cap.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

3.	Related Party Transactions (continued)

Since 2014, the Specified Expenses remained below the Expense Cap and no expense reimbursements were owed by the Fund to the Adviser. Further, no expense amounts previously paid or borne by the Adviser are being carried forward; all expense reimbursements owed to the Adviser have been paid.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

Effective January 1, 2016, each Trustee of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the four other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended September 30, 2017, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $35,009 which is included in Officer’s and Trustees’ fees on the Statement of Operations. The related payable of $27,375 is included in Officer’s and Trustees’ fees payable on the Statement of Assets and Liabilities.

The Fund, along with other funds advised by UBS Hedge Fund Solutions, the Trustees and the Adviser, is insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. A portion of the annual premiums is allocated to the Adviser based on a recommendation of an insurance risk adjuster and, in accordance with the risk adjuster’s recommendation; the remaining portions are allocated among the UBS funds on a pro-rata basis. On an annual basis, the allocation methodology recommended by the risk adjuster is reviewed and approved by the Board and the Adviser determines the amounts to be charged to each fund based upon the Board approved methodology. During the six month period ended September 30, 2017, the Fund incurred $118,519 in insurance fees, which is included in printing, insurance and other expenses on the Statement of Operations, of which none was payable at September 30, 2017.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

3.	Related Party Transactions (continued)

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (See Note 6). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser will negotiate the commitment amount with the counterparty based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the six month period ended September 30, 2017, the Fund incurred a Commitment Fee of $195,178 to the counterparty, of which $114,207 remains payable and is included in other liabilities on the Statement of Assets and Liabilities at September 30, 2017.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Share Capital and NAV

The Fund is authorized to issue an unlimited number of Shares. The Fund has registered $779,595,009 of Shares for sale under its Registration Statement (File No. 333-182705). The Shares are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Shares, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders.

Capital share transactions for outstanding Shares in the Fund for the six month period ended September 30, 2017 are summarized as follows:

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

5.	Share Capital and NAV (continued)

Outstanding Shares April 1, 2017	Subscriptions	Redemptions	Outstanding Shares September 30, 2017	NAV Per Share
599,841.632	14,334.431	(57,614.271)	556,561.792	$1,065.66

6.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time, which will terminate on August 28, 2018 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $91,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 50 basis points times the actual daily amount of the line of credit not utilized.

For the six month period ended September 30, 2017, the Fund’s average interest rate paid on borrowings was 2.49% per annum and the average borrowings outstanding was $9,645,556. The Fund did not have any borrowings outstanding at September 30, 2017. Interest expense for the six month period ended September 30, 2017 was $240,301, of which none was payable at September 30, 2017.

7.	Investments

As of September 30, 2017, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2017 amounted to $49,000,000 and $114,868,200, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.00% to 3.00% (per annum) of net assets and incentive fees or allocations ranging from 5.00% to 35.00% of net profits earned. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

A&Q Multi-Strategy Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2017

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to September 30, 2017, the Fund received additional subscriptions of $2,910,000 and paid shareholders’ redemptions payable of $22,466,418 in full.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

September 30, 2017

										Dollar Amount of
							Redemption			Fair Value for
	Geographic			% of Net	Initial	Redemption	Notice	First Available		First Available
Investment Fund	Focus	Cost	Fair Value	Assets	Acquisition Date	Frequency (a)	Period (b)	Redemption Date		Redemption
Credit/Income
Aeolus Property Catastrophe Keystone Fund, L.P.	Global	$26,110,444	$24,316,777	4.10%	6/1/2013	Custom Dates	93 days	1/31/2018	(c)	(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	15,000,000	18,914,613	3.19	7/1/2015	Quarterly	65 days	9/30/2017	(e)	$4,728,653
Caspian Select Credit International, Ltd.	US/Canada	3,150,966	3,768,332	0.63	4/1/2014	Quarterly	90 days	9/30/2017	(e)	$942,083
Farmstead Offshore Fund, Ltd.	US/Canada	14,750,000	16,075,384	2.71	9/1/2014	Quarterly	90 days	9/30/2017	(e)	$4,018,846
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	25,000,000	26,874,912	4.53	2/1/2017	Quarterly	60 days	9/30/2017		$26,874,912
SPF Securitized Products Fund Ltd. (formerly Credit Suisse Securitized Products Fund, Ltd.)	US/Canada	15,897,525	20,927,352	3.53	11/1/2013	Quarterly	65 days	9/30/2017	(e)	$5,231,838

Credit/Income Subtotal		99,908,935	110,877,370	18.69

Equity Hedged
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	14,278,772	29,875,813	5.04	4/1/2011	Quarterly	45 days	9/30/2017		$29,875,813
Sachem Head Offshore, Ltd.	US/Canada	22,000,931	23,879,067	4.03	6/1/2015	Quarterly	65 days	9/30/2017	(e)	$5,969,767
Soroban Cayman Fund Ltd	US/Canada	17,300,000	26,222,317	4.42	4/1/2011	Quarterly	60 days	9/30/2017	(e)	$6,555,579
Turiya Fund LP	Developed Asia including Japan	1,943,333	3,290,766	0.55	4/1/2011	Quarterly	45 days	9/30/2017	(f)	$1,096,922
Zebedee Focus Fund Ltd.	Europe including UK	20,000,000	20,227,567	3.41	2/1/2017	Monthly	30 days	1/31/2018	(g)	$20,227,567
ZP Offshore Energy Fund, Ltd.	US/Canada	8,180,000	9,432,993	1.59	4/1/2016	Quarterly	60 days	9/30/2017		$9,432,993
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	12,394,188	2.09	4/1/2016	Quarterly	45 days	9/30/2017		$12,394,188

Equity Hedged Subtotal		93,933,036	125,322,711	21.13

Multi-Strategy
Citadel Kensington Global Strategies Fund, Ltd.	Global	38,040,000	51,905,338	8.75	9/1/2014	Quarterly	45 days	9/30/2017	(h)	$5,190,534
Millennium International Ltd.	Global	29,772,252	45,000,651	7.59	4/1/2011	Quarterly	90 days	9/30/2017	(e)	$11,250,163

Multi-Strategy Subtotal		67,812,252	96,905,989	16.34

Other
West Face Long Term Opportunities (USA) LP - Designated Investments	US/Canada	33,873	4,753	0.00	4/1/2011	N/A	N/A	N/A	(i)	N/A

Other Subtotal		33,873	4,753	0.00

The preceding notes are an integral part of these financial statements.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2017

										Dollar Amount of
							Redemption			Fair Value for
	Geographic			% of Net	Initial	Redemption	Notice	First Available		First Available
Investment Fund	Focus	Cost	Fair Value	Assets	Acquisition Date	Frequency (a)	Period (b)	Redemption Date		Redemption
Relative Value
Linden Investors LP	Global	$27,926,945	$36,283,526	6.12%	4/1/2014	Quarterly	65 days	9/30/2017	(j)	$36,283,526
Symmetry International Fund, Ltd.	Global	41,210,000	49,900,547	8.41	1/1/2015	Quarterly	90 days	9/30/2017	(e),(k)	$3,165,627
Tenaron Capital Offshore Fund Ltd.	Global	13,000,000	13,279,067	2.24	5/1/2017	Quarterly	30 days	9/30/2017	(l),(m)	$4,854,308
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	48,772,546	8.22	8/1/2012	Monthly	30 days	9/30/2017		$48,772,546
Two Sigma Spectrum Cayman Fund, Ltd.	Global	7,527,402	9,103,746	1.54	6/1/2015	Quarterly	56 days	9/30/2017		$9,103,746

Relative Value Subtotal		121,265,574	157,339,432	26.53

Trading
Element Capital Feeder Fund, Ltd.	Global	21,760,000	22,082,330	3.72	4/1/2016	Quarterly	90 days	9/30/2017	(e)	$5,520,583
Millburn Multi-Markets Ltd.	Global	18,000,000	17,781,536	3.00	6/1/2017	Monthly	15 days	9/30/2017		$17,781,536
Pharo GAIA Fund, Ltd.	Global	29,000,000	39,770,598	6.71	4/1/2015	Quarterly	90 days	9/30/2017		$39,770,598
Rokos Global Macro Fund, Ltd.	Global	23,000,000	26,396,220	4.45	11/1/2015	Monthly	90 days	9/30/2017	(e)	$6,599,055

Trading Subtotal		91,760,000	106,030,684	17.88

Total Investment Funds		$474,713,670	$596,480,939	100.57%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	A portion of this holding ($23,462,214) is under lock-up and is not redeemable.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of September 30, 2017, the Fund is not aware of any uncertainties related to redemptions.

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Investment Fund is subject to an investor level gate of 33.33%.
(g)	This holding is under lock-up and is not redeemable without paying a fee.
(h)	The Investment Fund is subject to an investor level gate of 10%.
(i)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(j)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.
(k)	A portion of this holding ($37,238,041) is under lock-up and is not redeemable.
(l)	A portion of this holding ($9,708,615) is subject to an investor level gate of 50%.
(m)	A portion of this holding ($3,570,452) is under lock-up and is not redeemable without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Fund last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a meeting on September 22, 2017. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Hedge Fund Solutions LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services to be provided by the Adviser to the Fund, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Trustees also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Trustees felt that the quality of service offered by the Adviser to the Fund was appropriate and that the personnel providing such services had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Trustees recognized that certain of the Comparable Funds that are structured as private funds are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Trustees recognized that the Fund’s performance for the year-to-date ended June 30, 2017 exceeded the median performance of the Comparable Funds and the performance of the Citigroup Broad Investment Grade Index and HFRI FOF: Diversified Index for the same period. They also noted that the Fund’s performance for the three- and five-year periods ended June 30, 2017 exceeded the median performance of the Comparable Funds and the performance of the Citigroup Broad Investment Grade Index and HFRI FOF: Diversified Index for the same periods.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that the Fund’s management fee was equal to the median management fee of the Comparable Funds, and, while the Fund’s incentive fee was above the median incentive fee of the Comparable Funds, it was within the range of incentive fees charged by the Comparable Funds. In comparing the advisory fees being charged to the Fund to those charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was equal to the standard management fee of the Adviser’s retail clients, and the Fund’s incentive fee was below the standard incentive fee of the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Trustees felt that the combination of the management fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

      Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	A&Q Multi-Strategy Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12/8/2017

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	12/8/2017

* Print the name and title of each signing officer under his or her signature.